Stock Options (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity for the six months ended September 30, 2016 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2016	907,500	$3.30
Granted	1,760,821	0.51
Exercised	-	-
Expired	(225,000)	3.73
Cancelled	(15,833)	3.40
Balance outstanding at September 30, 2016	2,427,488	$1.08
Balance exercisable at September 30,2016	524,167	$2.64

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2015 and 2016 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2014	515,000	$2.60
Granted	135,000
Exercised	(5,000)
Cancelled	(12,500)
Balance outstanding at March 31, 2015	632,500	$3.30
Granted	275,000
Exercised	-
Cancelled	-
Balance outstanding at March 31, 2016	907,500	$3.30
Balance exercisable at March 31,2016	679,376	$3.20

Options to Purchase Common Shares

At September 30, 2016, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, September 30, 2016	1,710,821	$0.50	$0.5
	50,000	$0.96	$0.96
	130,000	$1.00	$10.00
	10,000	$1.50	$0.40
	287,500	$2.00 - 2.70	$2.00 - 2.70
	130,000	$3.10 - 3.80	$3.10 - 3.80
	49,167	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	2,427,488

Options Exercisable, September 30,2016	130,000	$1.00	$10.00
	2,500	$1.50	$0.40
	177,500	$2.00 - 2.70	$2.00 - 2.70
	108,334	$3.10 - 3.80	$3.10 - 3.80
	45,833	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	524,167

A summary of the Company’s stock options outstanding as of March 31, 2016 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2016	130,000	$1.00	$10.00
	10,000	1.50	1.50
	287,500	$2.00 - 2.70	$2.00 - 2.70
	220,000	$3.10 - 3.80	$3.10 - 3.80
	199,167	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	907,500
Options Exercisable, March 31, 2016	130,000	$1.00	$10.00
	123,750	$2.00 - 2.70	$2.00 - 2.70
	171,667	$3.10 - 3.80	$3.10 - 3.80
	193,959	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	679,376